Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000004010
Shareholder Report [Line Items]
Fund Name	International Discovery Fund
Class Name	Investor Class
Trading Symbol	PRIDX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - Investor Class	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
AssetsNet	$ 5,345,388,000
Holdings Count | Holding	239
InvestmentCompanyPortfolioTurnover	16.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$5,345,388
Number of Portfolio Holdings	239

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	25.7%
Consumer Discretionary	16.7
Financials	12.1
Information Technology	10.7
Materials	10.6
Health Care	8.7
Real Estate	3.8
Consumer Staples	3.6
Communication Services	3.3
Other	4.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

BAWAG Group, Austria	2.5%
MercadoLibre, Argentina	2.1
SPIE, France	2.0
Redcare Pharmacy, Germany	1.9
flatexDEGIRO, Germany	1.4
Toyo Tire, Japan	1.0
Descartes Systems Group, Canada	0.9
Spirax Group, United Kingdom	0.9
Montana Aerospace, Switzerland	0.9
Amplifon, Italy	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166320
Shareholder Report [Line Items]
Fund Name	International Discovery Fund
Class Name	I Class
Trading Symbol	TIDDX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - I Class	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
AssetsNet	$ 5,345,388,000
Holdings Count | Holding	239
InvestmentCompanyPortfolioTurnover	16.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$5,345,388
Number of Portfolio Holdings	239

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	25.7%
Consumer Discretionary	16.7
Financials	12.1
Information Technology	10.7
Materials	10.6
Health Care	8.7
Real Estate	3.8
Consumer Staples	3.6
Communication Services	3.3
Other	4.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

BAWAG Group, Austria	2.5%
MercadoLibre, Argentina	2.1
SPIE, France	2.0
Redcare Pharmacy, Germany	1.9
flatexDEGIRO, Germany	1.4
Toyo Tire, Japan	1.0
Descartes Systems Group, Canada	0.9
Spirax Group, United Kingdom	0.9
Montana Aerospace, Switzerland	0.9
Amplifon, Italy	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225807
Shareholder Report [Line Items]
Fund Name	International Discovery Fund
Class Name	Z Class
Trading Symbol	TRZKX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Discovery Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 5,345,388,000
Holdings Count | Holding	239
InvestmentCompanyPortfolioTurnover	16.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$5,345,388
Number of Portfolio Holdings	239

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	25.7%
Consumer Discretionary	16.7
Financials	12.1
Information Technology	10.7
Materials	10.6
Health Care	8.7
Real Estate	3.8
Consumer Staples	3.6
Communication Services	3.3
Other	4.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

BAWAG Group, Austria	2.5%
MercadoLibre, Argentina	2.1
SPIE, France	2.0
Redcare Pharmacy, Germany	1.9
flatexDEGIRO, Germany	1.4
Toyo Tire, Japan	1.0
Descartes Systems Group, Canada	0.9
Spirax Group, United Kingdom	0.9
Montana Aerospace, Switzerland	0.9
Amplifon, Italy	0.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless